INCOME TAXES (Schedule of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Depreciation of property, plant and equipment	$ 2,772,121	$ 1,618,387
Warranty costs	4,479,558	4,144,552
Inventory write-down	320,336	408,683
Allowance for doubtful account	13,142,784	12,882,718
Net operating loss carry forwards	76,537,194	51,404,673
Fixed assets impairment	164,351	17,397
Others	1,749,118	116,905
Gross total deferred tax assets	99,165,462	70,593,315
Valuation allowances	(90,345,440)	(61,025,933)
Net deferred tax assets	8,820,022	9,567,382
Analysis as:
Current	2,095,990	2,075,802
Non-current	6,724,032	7,491,580
Total deferred tax assets	$ 8,820,022	$ 9,567,382